ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann
T +1 617 951 7114 adam.schlichtmann@ropesgray.com

April 15, 2025

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	State Street Institutional Investment Trust (the “Trust”) (CIK 0001107414)

(Securities Act of 1933 File No. 333-286313)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests identifiers for the Trust Class shares of State Street Institutional U.S. Government Money Market Fund (the “Fund”), which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust on April 1, 2025 (accession number 0001193125-25-070515). This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the aforementioned registration statement on Form N-14 (333-286313) solely for the purpose of obtaining class identifiers for the Fund, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann